Debt - Face Value of Outstanding Debt (Parenthetical) (Detail) (Senior Secured Credit [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Revolver L Plus Two Point Seven Five Percent Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Credit facility amount	$ 370
Revolver L Plus Three Point Two Five Percent Two Thousand Eighteen [Member]
Debt Instrument [Line Items]
Credit facility amount	$ 35